Acquisitions & Divestitures	6 Months Ended
Jun. 30, 2024
Acquisitions And Divestitures [Abstract]
ACQUISITIONS AND DIVESTITURES	Note 4 - Acquisitions & Divestitures
(Amounts in thousands, except per share and per unit data)
The assets acquired in all acquisitions include the necessary permits, rights to production, royalties, assignments, contracts and agreements that support the production from wells and operation of pipelines. The Group determines the accounting treatment of acquisitions using IFRS 3.
As part of the Group’s corporate strategy, it actively seeks to acquire assets when they meet the Group’s acquisition criteria of being long-life, low-
decline assets that strategically complement the Group’s existing portfolio.
2024 Acquisitions
Oaktree Capital Management, L.P. (“Oaktree”) Working Interest Asset Acquisition
On June 6, 2024 the Group acquired Oaktree’s proportionate working interest in the East Texas, Tapstone, Tanos and Indigo acquisitions. The Group assessed the acquired assets and determined that this transaction was considered an asset acquisition rather than a business combination. When making this determination, management evaluated IFRS 3 and concluded that the acquired assets did not meet the definition of a business. The Group paid purchase consideration of $220,763, inclusive of transaction costs of $1,166 and customary purchase price adjustments. As part of this transaction, the Group assumed Oaktree’s proportionate debt of $132,576 associated with the ABS VI Notes. The Group funded the purchase through a combination of existing and expanded liquidity and issued approximately $83,348 in notes payable to Oaktree. Refer to Note 12 for additional information regarding the Group’s borrowings. In the period from its acquisition to June 30, 2024 the Oaktree assets increased the Group’s hedged revenue and operating expense by $14,845 and $4,907, respectively.
The acquired assets and liabilities were as follows:

Consideration paid
Cash consideration	$176,653
Oaktree Seller's Note	83,348
Elimination of Oaktree liability	(39,238)
Total consideration	$220,763
Net assets acquired
Natural gas and oil properties	$314,714
Asset retirement obligation, asset portion	63,770
Property, plant and equipment	457
Restricted cash	6,153
Derivative financial instruments, net	39,841
Asset retirement obligation, liability portion	(63,770)
Borrowings	(132,576)
Other current liabilities	(7,826)
Net assets acquired	$220,763
2024 Divestitures
During the six months ended June 30, 2024, the Group divested certain non-core undeveloped acreage across its operating footprint for consideration of approximately $9,933. The consideration received exceeded the fair value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $6,852.
2023 Acquisitions
Tanos Energy Holdings II LLC (“Tanos II”) Asset Acquisition
On March 1, 2023 the Group acquired certain upstream assets and related infrastructure in the Central Region from Tanos II. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination. When making this determination management performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $262,329, inclusive of transaction costs of $936 and customary purchase price adjustments. The Group funded the purchase with proceeds from the February 2023 equity raise, cash on hand and existing availability on the Credit Facility for which the borrowing base was upsized concurrent to the closing of the Tanos II transaction. Refer to Notes 9 and 12 for additional information regarding the Group’s share capital and borrowings. In the period from its acquisition to
December 31, 2023, the Tanos II assets increased the Group’s revenue by $45,589.
2023 Divestitures
Sale of Equity Interest in DP Lion Equity HoldCo LLC
In November 2023, the Group formed DP Lion Equity Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class A and
Class B asset-backed securities (collectively “ABS VII”) which are secured by certain upstream producing assets in Appalachia. The Class A and B asset-
backed securities were issued in aggregate principal amounts of $142,000 and $20,000, respectively.
In December 2023, the Group divested 80% of the equity ownership in DP Lion Equity Holdco LLC to outside investors, generating cash proceeds of
$30,000. The Group evaluated the remaining 20% interest in DP Lion Equity Holdco LLC and determined that the governance structure is such that the
Group does not have the ability to exercise control, joint control, or significant influence over the DP Lion Equity Holdco LLC entity. Accordingly, this entity is not consolidated within the Group’s financial statements.
The consideration exceeded the fair value of the Group’s portion of the assets and liabilities divested resulting in a gain on sale of the equity interest of
$18,440. The Group’s remaining investment in the LLC is accounted for as an equity instrument at fair value in accordance with IFRS 9, Financial
Instruments (“IFRS 9”) and was $7,500 at December 31, 2023, which generated an unrealized gain of $4,610.
Other Divestitures
On July 17, 2023, the Group sold undeveloped acreage in Oklahoma, within the Group’s Central Region, for net consideration of approximately $16,060.
The consideration received exceeded the fair value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of
$13,619.
On June 27, 2023, the Group announced the sale of certain non-core, non-operated assets within its Central Region for gross consideration of approximately $37,589. The divested assets were located in Texas and Oklahoma and consisted of non-operated wells and the associated leasehold acreage that was acquired as part of the ConocoPhillips Asset Acquisition, in September 2022. This sale of non-operated and non-core assets aligns with the Group’s application of the Smarter Asset Management strategy and our strategic focus on operated proved developed producing assets.
Additionally, during the year ended December 31, 2023, the Group divested certain other non-core undeveloped acreage across its operating footprint for consideration of approximately $12,100. The consideration received exceeded the fair value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $10,547.
Subsequent Events
On July 10, 2024 the Group announced it entered into a conditional agreement to acquire certain upstream assets and related infrastructure in the East
Texas area of the Central Region from Crescent Pass Energy (“Crescent Pass”) for an estimated gross purchase price of $106,000 before customary purchase price adjustments. The transaction is expected to be funded through a combination of the issuance of approximately 2,400 new U.S. dollar-
denominated ordinary shares direct to Crescent Pass and a senior secured bank facility supported by the acquired assets, along with existing and expanded liquidity from the Group’s recently increased borrowing capacity on its Credit Facility. Refer to Notes 9 and 12 for additional information regarding share capital and debt.